Quarterly Holdings Report
for

Strategic Advisers® Large Cap Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2021

LGC-QTLY-0421
1.9899748.100

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.6%
	Shares	Value
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	5,256,478	$146,603,171
Liberty Global PLC Class C (a)	145,100	3,525,930
Lumen Technologies, Inc.	170,671	2,097,547
Verizon Communications, Inc.	3,821,015	211,302,130
		363,528,778
Entertainment - 1.4%
Activision Blizzard, Inc.	973,986	93,122,801
Cinemark Holdings, Inc. (b)	198,900	4,465,305
Electronic Arts, Inc.	301,023	40,328,051
Live Nation Entertainment, Inc. (a)	36,565	3,249,166
Netflix, Inc. (a)	510,812	275,251,046
Nintendo Co. Ltd. ADR	48,687	3,754,741
Playtika Holding Corp.	184,765	5,496,759
Spotify Technology SA (a)	19,378	5,956,410
Take-Two Interactive Software, Inc. (a)	5,000	922,300
The Walt Disney Co. (a)	1,492,837	282,205,906
Vivendi SA	203,429	7,041,128
Warner Music Group Corp. Class A	95,272	3,379,298
Zynga, Inc. (a)	1,041,313	11,610,640
		736,783,551
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A (a)	213,358	431,390,674
Class C (a)	483,661	985,149,744
Facebook, Inc. Class A (a)	3,268,908	842,136,079
Match Group, Inc. (a)	18,763	2,867,925
Pinterest, Inc. Class A (a)	106,715	8,599,095
Snap, Inc. Class A (a)	78,659	5,164,750
Tongdao Liepin Group (a)	446,200	1,087,247
Twitter, Inc. (a)	477,449	36,792,220
Zoominfo Technologies, Inc.	7,900	414,118
		2,313,601,852
Media - 1.6%
Charter Communications, Inc. Class A (a)	293,149	179,823,460
Comcast Corp. Class A	9,673,235	509,972,949
Discovery Communications, Inc.:
Class A (a)(b)	88,500	4,693,155
Class C (non-vtg.) (a)	241,694	10,876,230
DISH Network Corp. Class A (a)	508,944	16,036,825
Fox Corp. Class A	648,565	21,603,700
Interpublic Group of Companies, Inc.	305,410	7,977,309
Liberty Broadband Corp. Class C (a)	333,175	49,812,994
Liberty Media Corp. Liberty SiriusXM Series C (a)	240,835	10,625,640
Nexstar Broadcasting Group, Inc. Class A	104,703	14,401,898
Omnicom Group, Inc.	152,000	10,446,960
Tegna, Inc.	536,100	9,773,103
ViacomCBS, Inc. Class B	157,700	10,170,073
		856,214,296
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	1,118,590	134,197,242

TOTAL COMMUNICATION SERVICES		4,404,325,719

CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.4%
Aptiv PLC	426,929	63,971,041
BorgWarner, Inc.	508,725	22,892,625
Compagnie Generale des Etablissements Michelin SCA ADR	800,042	23,041,210
Cooper Tire & Rubber Co.	320,927	18,369,861
Lear Corp.	180,500	29,979,245
Magna International, Inc. Class A (sub. vtg.)	302,995	25,521,007
The Goodyear Tire & Rubber Co.	871,600	14,651,596
		198,426,585
Automobiles - 0.8%
Ferrari NV	134,176	26,483,659
Ford Motor Co.	5,661,520	66,239,784
General Motors Co.	2,243,150	115,140,890
Harley-Davidson, Inc.	468,000	16,693,560
Tesla, Inc. (a)	321,128	216,921,964
		441,479,857
Distributors - 0.1%
Genuine Parts Co.	102,000	10,745,700
LKQ Corp. (a)	290,493	11,442,519
Pool Corp.	17,331	5,801,899
		27,990,118
Diversified Consumer Services - 0.0%
Service Corp. International	123,200	5,884,032
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc.	197,718	36,719,198
Airbnb, Inc. Class A (b)	40,565	8,370,588
Carnival Corp.	103,609	2,771,541
Chipotle Mexican Grill, Inc. (a)	5,944	8,571,248
Domino's Pizza, Inc.	30,160	10,450,742
Elior SA (c)	57,908	470,916
Hilton Worldwide Holdings, Inc.	410,742	50,800,571
Hyatt Hotels Corp. Class A	27,700	2,436,215
Las Vegas Sands Corp.	726,994	45,509,824
Marriott International, Inc. Class A	407,140	60,285,220
McDonald's Corp.	667,945	137,690,182
Royal Caribbean Cruises Ltd.	134,812	12,573,915
Starbucks Corp.	896,004	96,795,312
Travel+Leisure Co.	289,680	17,505,362
Wynn Resorts Ltd.	199,067	26,223,096
Yum China Holdings, Inc.	256,294	15,336,633
Yum! Brands, Inc.	976,259	101,072,094
		633,582,657
Household Durables - 0.7%
D.R. Horton, Inc.	531,658	40,868,550
Garmin Ltd.	60,564	7,511,147
Lennar Corp.:
Class A	1,168,368	96,939,493
Class B	6,000	396,960
Mohawk Industries, Inc. (a)	197,177	34,504,003
Newell Brands, Inc.	1,109,109	25,698,056
NVR, Inc. (a)	3,700	16,653,108
PulteGroup, Inc.	1,079,472	48,694,982
Sony Corp.	36,500	3,854,443
Sony Corp. sponsored ADR	304,345	32,202,744
Toll Brothers, Inc.	60,700	3,242,594
Whirlpool Corp.	257,365	48,919,939
		359,486,019
Internet & Direct Marketing Retail - 3.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	445,721	105,974,625
Amazon.com, Inc. (a)	519,119	1,605,598,729
Doordash, Inc. (b)	37,137	6,294,350
eBay, Inc.	1,609,831	90,826,665
Etsy, Inc. (a)	74,361	16,379,497
Expedia, Inc.	17,740	2,856,140
Ocado Group PLC (a)	3,831	117,422
The Booking Holdings, Inc. (a)	85,163	198,302,897
		2,026,350,325
Leisure Products - 0.0%
Brunswick Corp.	55,400	4,895,698
Polaris, Inc.	20,300	2,390,528
		7,286,226
Multiline Retail - 0.6%
Big Lots, Inc.	174,300	11,075,022
Dillard's, Inc. Class A	86,540	6,897,238
Dollar General Corp.	356,944	67,458,847
Dollar Tree, Inc. (a)	489,214	48,040,815
Kohl's Corp.	381,560	21,081,190
Macy's, Inc.	451,300	6,864,273
Target Corp.	944,844	173,322,183
		334,739,568
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	186,325	29,877,214
AutoNation, Inc. (a)	62,100	4,658,742
AutoZone, Inc. (a)	77,543	89,943,677
Best Buy Co., Inc.	745,990	74,860,097
Burlington Stores, Inc. (a)	119,907	31,034,330
CarMax, Inc. (a)	319,151	38,141,736
Dick's Sporting Goods, Inc.	336,730	24,032,420
Gap, Inc.	343,674	8,574,666
L Brands, Inc.	30,218	1,651,716
Lowe's Companies, Inc.	1,691,860	270,274,635
Murphy U.S.A., Inc.	97,856	12,197,750
O'Reilly Automotive, Inc. (a)	288,480	129,045,758
Penske Automotive Group, Inc.	237,800	16,165,644
Ross Stores, Inc.	567,693	66,215,712
Sally Beauty Holdings, Inc. (a)	463,900	7,468,790
Sleep Number Corp. (a)	190,200	26,082,126
The Home Depot, Inc.	1,402,594	362,346,134
The ODP Corp.	62,070	2,375,419
TJX Companies, Inc.	1,540,186	101,636,874
Tractor Supply Co.	153,016	24,323,423
Ulta Beauty, Inc. (a)	183,336	59,094,693
Williams-Sonoma, Inc.	37,500	4,923,375
		1,384,924,931
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	197,448	20,350,965
Hanesbrands, Inc.	996,963	17,636,275
NIKE, Inc. Class B	833,511	112,340,613
PVH Corp.	30,453	3,044,082
Ralph Lauren Corp.	136,491	15,980,366
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	66,700	2,441,220
VF Corp.	212,369	16,804,759
		188,598,280

TOTAL CONSUMER DISCRETIONARY		5,608,748,598

CONSUMER STAPLES - 4.5%
Beverages - 1.0%
Anheuser-Busch InBev SA NV ADR	181,177	10,459,348
Constellation Brands, Inc. Class A (sub. vtg.)	407,788	87,323,722
Diageo PLC sponsored ADR	21,472	3,386,993
Keurig Dr. Pepper, Inc.	1,227,921	37,476,149
Molson Coors Beverage Co. Class B	506,500	22,513,925
Monster Beverage Corp. (a)	1,273,148	111,706,006
PepsiCo, Inc.	577,048	74,548,831
The Coca-Cola Co.	4,506,110	220,754,329
		568,169,303
Food & Staples Retailing - 0.7%
Casey's General Stores, Inc.	26,100	5,271,156
Costco Wholesale Corp.	348,980	115,512,380
Kroger Co.	1,446,068	46,577,850
Performance Food Group Co. (a)	34,085	1,848,770
Sysco Corp.	658,060	52,401,318
Walgreens Boots Alliance, Inc.	1,230,500	58,977,865
Walmart, Inc.	681,548	88,546,716
		369,136,055
Food Products - 0.8%
Archer Daniels Midland Co.	393,300	22,252,914
Bunge Ltd.	98,700	7,558,446
Campbell Soup Co.	118,394	5,384,559
Conagra Brands, Inc.	1,759,406	59,696,646
Darling Ingredients, Inc. (a)	92,700	5,843,808
General Mills, Inc.	442,611	24,348,031
Ingredion, Inc.	209,500	18,896,900
Kellogg Co.	94,141	5,432,877
Lamb Weston Holdings, Inc.	77,760	6,202,915
Mondelez International, Inc.	1,385,775	73,667,799
Pilgrim's Pride Corp. (a)	262,000	5,866,180
Post Holdings, Inc. (a)	207,204	19,904,016
The a2 Milk Co. Ltd. (a)	305,873	2,115,832
The Hershey Co.	47,670	6,943,136
The J.M. Smucker Co.	364,654	40,841,248
The Kraft Heinz Co.	2,077,868	75,592,838
Tyson Foods, Inc. Class A	1,076,690	72,859,612
		453,407,757
Household Products - 1.3%
Clorox Co.	71,267	12,902,890
Colgate-Palmolive Co.	582,674	43,817,085
Energizer Holdings, Inc.	320,232	13,385,698
Kimberly-Clark Corp.	111,261	14,278,124
Procter & Gamble Co.	4,802,299	593,227,995
Reckitt Benckiser Group PLC	43,849	3,678,098
Spectrum Brands Holdings, Inc.	8,559	663,750
		681,953,640
Personal Products - 0.3%
Coty, Inc. Class A	912,459	6,998,561
Estee Lauder Companies, Inc. Class A	443,979	126,915,837
		133,914,398
Tobacco - 0.4%
Altria Group, Inc.	1,826,154	79,620,314
British American Tobacco PLC sponsored ADR	130,688	4,581,921
Philip Morris International, Inc.	1,639,156	137,721,887
		221,924,122

TOTAL CONSUMER STAPLES		2,428,505,275

ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	132,100	3,233,808
Halliburton Co.	1,958,205	42,747,615
NOV, Inc.	189,665	2,863,942
Oceaneering International, Inc. (a)	102,067	1,204,391
SBM Offshore NV	57,500	1,018,796
Schlumberger Ltd.	1,068,166	29,812,513
Subsea 7 SA	475,500	4,956,484
Technip Energies NV ADR (a)	90,590	1,147,775
		86,985,324
Oil, Gas & Consumable Fuels - 2.3%
Africa Oil Corp. (a)	1,135,300	1,132,981
Apache Corp.	261,479	5,158,981
Cabot Oil & Gas Corp.	1,755,551	32,495,249
Canadian Natural Resources Ltd.	235,200	6,415,050
Cenovus Energy, Inc. (Canada)	1,185,969	8,778,743
Cheniere Energy, Inc. (a)	194,000	13,073,660
Chevron Corp.	2,143,104	214,310,400
ConocoPhillips Co.	3,295,404	171,393,962
Continental Resources, Inc. (b)	258,200	6,243,276
Diamondback Energy, Inc.	88,495	6,130,934
EnQuest PLC (a)	1,004,700	273,231
EOG Resources, Inc.	1,495,623	96,557,421
Equitrans Midstream Corp.	547,948	3,961,664
Exxon Mobil Corp.	3,947,303	214,614,864
Hess Corp.	660,720	43,296,982
HollyFrontier Corp.	170,034	6,440,888
Kinder Morgan, Inc.	1,099,124	16,157,123
Kosmos Energy Ltd.	2,268,500	6,986,980
Magellan Midstream Partners LP	232,429	9,685,316
Marathon Oil Corp.	784,074	8,703,221
Marathon Petroleum Corp.	1,052,917	57,510,327
MEG Energy Corp. (a)	928,200	4,791,980
Occidental Petroleum Corp.	97,617	2,597,588
PBF Energy, Inc. Class A	512,500	7,277,500
Phillips 66 Co.	1,099,364	91,302,180
Pioneer Natural Resources Co.	548,129	81,435,526
Royal Dutch Shell PLC Class B sponsored ADR	261,929	10,183,800
SK Innovation Co., Ltd.	7,380	1,705,053
TC Energy Corp.	708,526	29,708,495
The Williams Companies, Inc.	1,424,917	32,545,104
Total SA sponsored ADR	443,969	20,600,162
Valero Energy Corp.	893,815	68,805,879
		1,280,274,520

TOTAL ENERGY		1,367,259,844

FINANCIALS - 12.0%
Banks - 5.1%
Bank of America Corp.	19,367,857	672,258,316
BNP Paribas SA	40,900	2,431,399
CIT Group, Inc.	325,700	14,770,495
Citigroup, Inc.	1,947,022	128,269,809
Citizens Financial Group, Inc.	1,982,699	86,128,445
Comerica, Inc.	157,500	10,725,750
Commerce Bancshares, Inc.	253,100	18,736,993
Cullen/Frost Bankers, Inc.	185,376	19,353,254
East West Bancorp, Inc.	318,200	22,961,312
EFG Eurobank Ergasias SA (a)	3,514,900	2,463,116
Fifth Third Bancorp	5,212,180	180,810,524
First Horizon National Corp.	175,900	2,849,580
Huntington Bancshares, Inc.	4,098,071	62,864,409
JPMorgan Chase & Co.	3,554,097	523,056,455
KeyCorp	2,107,990	42,454,919
M&T Bank Corp.	254,198	38,368,646
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (b)	2,150,000	11,287,500
PNC Financial Services Group, Inc.	1,544,061	259,958,110
Regions Financial Corp.	3,353,300	69,178,579
Signature Bank	93,400	20,392,956
Societe Generale Series A	181,800	4,498,889
Standard Chartered PLC (United Kingdom)	334,600	2,154,147
SVB Financial Group (a)	50,544	25,542,916
Truist Financial Corp.	1,713,124	97,579,543
U.S. Bancorp	1,623,187	81,159,350
UniCredit SpA	177,600	1,829,979
Wells Fargo & Co.	10,861,171	392,848,555
Western Alliance Bancorp.	53,400	4,886,634
Zions Bancorp NA	90,600	4,817,202
		2,804,637,782
Capital Markets - 2.8%
Ameriprise Financial, Inc.	488,939	108,172,864
Apollo Global Management LLC Class A	684,374	33,849,138
Bank of New York Mellon Corp.	1,924,200	81,124,272
BlackRock, Inc. Class A	139,109	96,611,201
Brookfield Asset Management, Inc. Class A (b)	1,432,349	57,795,282
Cboe Global Markets, Inc.	239,753	23,725,957
Charles Schwab Corp.	2,022,193	124,809,752
CME Group, Inc.	157,924	31,537,423
FactSet Research Systems, Inc.	72,003	21,882,432
Goldman Sachs Group, Inc.	933,680	298,292,086
Intercontinental Exchange, Inc.	456,089	50,311,178
Invesco Ltd.	461,782	10,353,152
KKR & Co. LP	630,126	28,708,541
LPL Financial	43,900	5,774,606
Moody's Corp.	60,360	16,592,360
Morgan Stanley	2,935,712	225,668,181
NASDAQ, Inc.	90,600	12,529,074
Northern Trust Corp.	346,284	32,941,997
Raymond James Financial, Inc.	239,839	27,998,805
S&P Global, Inc.	128,011	42,161,703
SEI Investments Co.	486,218	27,228,208
State Street Corp.	1,470,305	106,994,095
StepStone Group, Inc. Class A	62,200	2,239,822
T. Rowe Price Group, Inc.	221,401	35,897,958
Tradeweb Markets, Inc. Class A	206,439	15,026,695
Vesper Healthcare Acquisition Corp. Class A (a)	130,000	1,435,200
Virtu Financial, Inc. Class A	227,070	6,192,199
		1,525,854,181
Consumer Finance - 0.8%
360 Finance, Inc. ADR (a)	69,700	1,633,071
Ally Financial, Inc.	262,200	10,881,300
American Express Co.	265,067	35,852,962
Capital One Financial Corp.	2,648,333	318,303,143
Discover Financial Services	511,965	48,160,548
Navient Corp.	734,600	9,094,348
OneMain Holdings, Inc.	206,400	9,682,224
SLM Corp.	295,392	4,664,240
Synchrony Financial	406,594	15,727,056
		453,998,892
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.:
Class A (a)	1	364,580
Class B (a)	1,593,716	383,304,635
Equitable Holdings, Inc.	1,971,018	58,283,002
Jaws Acquisition Corp. (a)(b)	320,000	4,582,400
Jefferies Financial Group, Inc.	146,000	4,239,840
Voya Financial, Inc.	339,300	20,453,004
		471,227,461
Insurance - 2.3%
AFLAC, Inc.	1,176,327	56,334,300
Alleghany Corp.	21,021	13,588,605
Allstate Corp.	666,378	71,035,895
American Financial Group, Inc.	295,600	31,540,520
American International Group, Inc.	1,533,701	67,406,159
Aon PLC	63,282	14,409,944
Arch Capital Group Ltd. (a)	215,300	7,712,046
Arthur J. Gallagher & Co.	77,017	9,226,637
Assurant, Inc.	32,700	4,029,294
Assured Guaranty Ltd.	214,700	9,494,034
Axis Capital Holdings Ltd.	200,700	10,141,371
Chubb Ltd.	1,213,759	197,332,938
Cincinnati Financial Corp.	279,576	27,362,103
CNA Financial Corp.	129,583	5,512,461
Everest Re Group Ltd.	110,700	26,768,367
Fairfax Financial Holdings Ltd.	31,084	12,670,528
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,400	3,421,848
First American Financial Corp.	50,400	2,648,016
Globe Life, Inc.	114,700	10,712,980
Hartford Financial Services Group, Inc.	2,152,951	109,133,086
Lincoln National Corp.	677,400	38,523,738
Loews Corp.	985,554	47,119,337
Markel Corp. (a)	6,800	7,403,840
Marsh & McLennan Companies, Inc.	157,203	18,112,930
MetLife, Inc.	1,874,884	107,993,318
Old Republic International Corp.	107,700	2,081,841
Principal Financial Group, Inc.	151,700	8,583,186
Progressive Corp.	1,405,689	120,818,970
Prudential Financial, Inc.	592,125	51,349,080
Reinsurance Group of America, Inc.	18,700	2,285,701
RenaissanceRe Holdings Ltd.	35,400	5,911,092
The Travelers Companies, Inc.	717,029	104,327,720
Unum Group	479,100	12,686,568
W.R. Berkley Corp.	177,424	12,300,806
Willis Towers Watson PLC	119,937	26,462,900
		1,256,442,159
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	1,720,500	14,297,355
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	722,000	8,793,960
Radian Group, Inc.	789,100	16,097,640
Rocket Cos., Inc. (b)	585,674	12,796,977
		37,688,577

TOTAL FINANCIALS		6,564,146,407

HEALTH CARE - 10.8%
Biotechnology - 1.8%
AbbVie, Inc.	2,653,631	285,902,204
ADC Therapeutics SA (a)(b)	90,500	2,406,395
Agios Pharmaceuticals, Inc. (a)	25,000	1,186,000
Alexion Pharmaceuticals, Inc. (a)	367,916	56,199,169
Alnylam Pharmaceuticals, Inc. (a)	43,523	6,445,756
Amgen, Inc.	1,040,405	234,007,893
Arcutis Biotherapeutics, Inc. (a)	66,400	2,268,888
Argenx SE ADR (a)	28,000	9,259,040
Ascendis Pharma A/S sponsored ADR (a)	47,400	7,345,578
Avid Bioservices, Inc. (a)	130,000	2,675,400
BioAtla, Inc.	50,000	2,655,000
Biogen, Inc. (a)	250,300	68,301,864
BioMarin Pharmaceutical, Inc. (a)	129,890	10,057,383
Crinetics Pharmaceuticals, Inc. (a)	31,000	473,990
Exelixis, Inc. (a)	86,000	1,862,760
Forma Therapeutics Holdings, Inc.	30,000	1,158,300
Generation Bio Co.	54,000	1,885,680
Gilead Sciences, Inc.	525,845	32,286,883
Gritstone Oncology, Inc. (a)(b)	27,201	369,118
Heron Therapeutics, Inc. (a)	6,100	110,288
Incyte Corp. (a)	158,681	12,481,847
Innovent Biologics, Inc. (a)(c)	330,000	3,399,364
Insmed, Inc. (a)	55,037	1,968,673
Intercept Pharmaceuticals, Inc. (a)	69,800	1,511,868
Mirati Therapeutics, Inc. (a)	10,800	2,169,936
Neurocrine Biosciences, Inc. (a)	59,513	6,517,269
Novavax, Inc. (a)	10,000	2,312,300
Prelude Therapeutics, Inc. (b)	36,000	2,243,880
PTC Therapeutics, Inc. (a)	54,000	3,083,400
Regeneron Pharmaceuticals, Inc. (a)	207,347	93,424,338
Revolution Medicines, Inc.	40,000	1,827,200
Seagen, Inc. (a)	51,600	7,797,276
Shattuck Labs, Inc.	59,250	2,447,025
Stoke Therapeutics, Inc. (a)	20,600	1,233,734
TG Therapeutics, Inc. (a)	69,000	3,020,130
Turning Point Therapeutics, Inc. (a)	21,800	2,570,438
Vaxcyte, Inc.	25,452	599,649
Vertex Pharmaceuticals, Inc. (a)	377,988	80,341,349
Xencor, Inc. (a)	54,000	2,660,580
Zentalis Pharmaceuticals, Inc.	50,000	2,102,000
Zymeworks, Inc. (a)	55,000	1,997,050
		962,566,895
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	1,273,871	152,584,268
Abiomed, Inc. (a)	9,523	3,090,690
Alcon, Inc. (a)	542,806	37,127,930
Alcon, Inc. (Switzerland) (a)	66,459	4,569,170
Align Technology, Inc. (a)	5,090	2,886,590
Becton, Dickinson & Co.	353,501	85,246,766
Boston Scientific Corp. (a)	2,423,158	93,970,067
Danaher Corp.	901,647	198,064,796
Dentsply Sirona, Inc.	18,875	1,001,696
DexCom, Inc. (a)	4,200	1,670,676
Envista Holdings Corp. (a)	70,000	2,697,800
Genmark Diagnostics, Inc. (a)	280,000	5,474,000
Hill-Rom Holdings, Inc.	92,800	9,898,976
Hologic, Inc. (a)	665,278	47,959,891
IDEXX Laboratories, Inc. (a)	19,423	10,103,262
Insulet Corp. (a)	44,000	11,400,400
Intuitive Surgical, Inc. (a)	173,759	128,025,631
Masimo Corp. (a)	10,800	2,707,884
Medtronic PLC	949,879	111,107,347
Penumbra, Inc. (a)	46,000	13,083,780
ResMed, Inc.	22,760	4,387,673
Stryker Corp.	182,246	44,229,282
Tandem Diabetes Care, Inc. (a)	28,000	2,687,720
The Cooper Companies, Inc.	14,969	5,779,980
West Pharmaceutical Services, Inc.	8,527	2,393,103
Zimmer Biomet Holdings, Inc.	672,481	109,654,752
		1,091,804,130
Health Care Providers & Services - 3.0%
1Life Healthcare, Inc. (a)	85,000	4,038,350
AmerisourceBergen Corp.	270,998	27,430,418
Anthem, Inc.	322,651	97,824,557
Cardinal Health, Inc.	484,804	24,977,102
Centene Corp. (a)	1,440,256	84,312,586
Cigna Corp.	1,020,790	214,263,821
Covetrus, Inc. (a)	29,401	1,092,541
CVS Health Corp.	1,775,632	120,973,808
DaVita HealthCare Partners, Inc. (a)	312,525	31,918,178
HCA Holdings, Inc.	927,323	159,527,376
Henry Schein, Inc. (a)	71,200	4,403,720
Humana, Inc.	224,919	85,390,498
Laboratory Corp. of America Holdings (a)	111,461	26,740,609
McKesson Corp.	434,781	73,704,075
Molina Healthcare, Inc. (a)	41,900	9,082,244
Option Care Health, Inc. (a)	100,000	1,919,000
Quest Diagnostics, Inc.	577,591	66,763,744
Rede D'Oregon Sao Luiz SA (c)	300,000	3,699,011
Surgery Partners, Inc. (a)	86,000	3,394,420
UnitedHealth Group, Inc.	1,770,593	588,226,406
Universal Health Services, Inc. Class B	215,793	27,045,337
		1,656,727,801
Health Care Technology - 0.1%
Cerner Corp.	327,819	22,665,406
Inspire Medical Systems, Inc. (a)	16,000	3,724,640
Phreesia, Inc. (a)	56,000	3,430,000
Veeva Systems, Inc. Class A (a)	37,763	10,577,794
		40,397,840
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	17,000	3,025,830
Agilent Technologies, Inc.	379,757	46,356,937
Avantor, Inc. (a)	188,835	5,262,831
Bio-Rad Laboratories, Inc. Class A (a)	28,900	16,892,050
Bruker Corp.	100,000	6,098,000
Illumina, Inc. (a)	111,072	48,806,148
IQVIA Holdings, Inc. (a)	261,750	50,462,783
Lonza Group AG	8,400	5,298,265
Maravai LifeSciences Holdings, Inc.	70,000	2,276,400
Mettler-Toledo International, Inc. (a)	3,469	3,871,577
PerkinElmer, Inc.	46,089	5,811,362
Thermo Fisher Scientific, Inc.	521,127	234,548,840
Waters Corp. (a)	6,139	1,681,349
		430,392,372
Pharmaceuticals - 3.1%
AstraZeneca PLC:
(United Kingdom)	136,000	13,159,053
sponsored ADR (b)	1,430,625	69,213,638
Atea Pharmaceuticals, Inc. (b)	28,000	2,110,080
Bayer AG	149,127	9,058,148
Bristol-Myers Squibb Co.	3,196,322	196,030,428
Elanco Animal Health, Inc. (a)	2,561,800	84,180,748
Eli Lilly & Co.	1,401,120	287,075,477
GlaxoSmithKline PLC sponsored ADR	267,962	9,006,203
Intra-Cellular Therapies, Inc. (a)	15,600	552,708
Jazz Pharmaceuticals PLC (a)	218,900	36,783,956
Johnson & Johnson	2,683,662	425,253,081
Merck & Co., Inc.	2,356,054	171,096,641
Nektar Therapeutics (a)	84,000	1,905,960
Novartis AG sponsored ADR	755,820	64,932,496
Novo Nordisk A/S Series B sponsored ADR	204,181	14,547,896
Pfizer, Inc.	2,931,132	98,163,611
Pliant Therapeutics, Inc. (b)	72,500	2,399,025
Roche Holding AG:
(participation certificate)	48,600	15,943,668
sponsored ADR	930,705	38,251,976
Royalty Pharma PLC	122,000	5,681,540
Sanofi SA sponsored ADR	647,378	29,708,176
Theravance Biopharma, Inc. (a)	80,000	1,325,600
UCB SA	32,000	3,182,975
Viatris, Inc. (a)	626,164	9,298,535
Zoetis, Inc. Class A	640,767	99,472,669
		1,688,334,288

TOTAL HEALTH CARE		5,870,223,326

INDUSTRIALS - 7.8%
Aerospace & Defense - 1.3%
Airbus Group NV	22,441	2,607,075
BWX Technologies, Inc.	31,700	1,838,917
Curtiss-Wright Corp.	5,460	603,275
General Dynamics Corp.	413,412	67,580,460
Howmet Aerospace, Inc.	828,577	23,291,299
Huntington Ingalls Industries, Inc.	145,028	25,511,875
L3Harris Technologies, Inc.	157,567	28,663,013
Lockheed Martin Corp.	152,192	50,261,408
Moog, Inc. Class A	127,400	9,893,884
MTU Aero Engines Holdings AG	2,814	668,861
Northrop Grumman Corp.	254,528	74,235,636
Raytheon Technologies Corp.	2,224,879	160,169,039
Safran SA (a)	3,472	473,277
Teledyne Technologies, Inc. (a)	77,155	28,624,505
Textron, Inc.	1,263,426	63,600,865
The Boeing Co.	637,331	135,120,545
TransDigm Group, Inc. (a)	94,337	54,401,318
Vectrus, Inc. (a)	37,733	2,060,222
		729,605,474
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	37,756	3,430,133
Expeditors International of Washington, Inc.	421,193	38,682,365
FedEx Corp.	500,474	127,370,633
United Parcel Service, Inc. Class B	1,132,671	178,769,464
		348,252,595
Airlines - 0.2%
Alaska Air Group, Inc.	22,090	1,436,292
American Airlines Group, Inc.	66,000	1,382,040
Delta Air Lines, Inc.	725,900	34,799,646
Ryanair Holdings PLC sponsored ADR (a)	9,572	1,029,181
Southwest Airlines Co.	26,033	1,513,298
United Airlines Holdings, Inc. (a)	781,599	41,174,635
		81,335,092
Building Products - 0.5%
A.O. Smith Corp.	135,592	8,050,097
Allegion PLC	216,600	23,561,748
Carrier Global Corp.	264,870	9,675,701
Fortune Brands Home & Security, Inc.	336,165	27,948,758
Johnson Controls International PLC	1,096,455	61,171,224
Masco Corp.	293,457	15,617,782
Owens Corning	195,605	15,847,917
Trane Technologies PLC	598,316	91,685,944
		253,559,171
Commercial Services & Supplies - 0.1%
Deluxe Corp.	215,300	8,510,809
Herman Miller, Inc.	68,300	2,619,647
Republic Services, Inc.	27,438	2,444,451
Rollins, Inc.	62,319	2,067,121
Waste Connection, Inc. (United States)	365,989	35,753,465
Waste Management, Inc.	38,536	4,273,257
		55,668,750
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc.	645,413	74,274,128
MasTec, Inc. (a)	170,900	14,825,575
Quanta Services, Inc.	76,700	6,431,295
		95,530,998
Electrical Equipment - 0.5%
Acuity Brands, Inc.	115,989	14,301,444
AMETEK, Inc.	272,000	32,087,840
Eaton Corp. PLC	548,883	71,459,078
Emerson Electric Co.	482,000	41,403,800
Generac Holdings, Inc. (a)	35,275	11,625,229
Hubbell, Inc. Class B	71,094	12,619,896
Plug Power, Inc. (a)	54,000	2,612,520
Rockwell Automation, Inc.	25,366	6,171,040
Sensata Technologies, Inc. PLC (a)	77,200	4,422,788
Shoals Technologies Group, Inc.	185,400	6,047,748
Sunrun, Inc. (a)	615,815	38,537,703
Vertiv Holdings Co.	1,043	21,830
Vertiv Holdings LLC (d)	450,000	9,418,500
		250,729,416
Industrial Conglomerates - 1.1%
3M Co.	694,802	121,632,038
Carlisle Companies, Inc.	113,934	16,548,914
General Electric Co.	14,153,502	177,484,915
Honeywell International, Inc.	1,183,058	239,391,786
Roper Technologies, Inc.	150,910	56,986,634
		612,044,287
Machinery - 1.8%
AGCO Corp.	331,600	42,935,568
Allison Transmission Holdings, Inc.	309,700	11,743,824
Caterpillar, Inc.	189,755	40,964,309
Crane Co.	183,100	15,354,766
Cummins, Inc.	601,714	152,353,985
Deere & Co.	379,295	132,419,470
Dover Corp.	294,235	36,267,406
Epiroc AB (A Shares)	20,900	443,549
Flowserve Corp.	308,082	11,399,034
Fortive Corp.	920,648	60,597,051
Illinois Tool Works, Inc.	91,444	18,488,148
Ingersoll Rand, Inc. (a)	829,571	38,442,320
ITT, Inc.	222,538	18,466,203
Kornit Digital Ltd. (a)	19,500	2,206,035
Meritor, Inc. (a)	117,300	3,562,401
Middleby Corp. (a)	59,745	8,747,265
Oshkosh Corp.	318,400	33,750,400
Otis Worldwide Corp.	924,741	58,915,249
PACCAR, Inc.	745,931	67,872,262
Parker Hannifin Corp.	240,441	68,996,949
Pentair PLC	117,600	6,577,368
Snap-On, Inc.	140,387	28,514,004
Stanley Black & Decker, Inc.	314,721	55,025,820
Timken Co.	226,400	17,738,440
Westinghouse Air Brake Co.	162,651	11,780,812
Xylem, Inc.	225,000	22,401,000
		965,963,638
Professional Services - 0.2%
Clarivate Analytics PLC (a)	317,983	7,234,113
CoStar Group, Inc. (a)	27,736	22,847,807
Dun & Bradstreet Holdings, Inc. (a)	78,800	1,722,568
Equifax, Inc.	197,816	32,022,454
IHS Markit Ltd.	237,929	21,451,679
Manpower, Inc.	83,100	7,847,964
Nielsen Holdings PLC	51,823	1,161,353
Robert Half International, Inc.	72,212	5,617,371
		99,905,309
Road & Rail - 1.2%
AMERCO	13,900	7,988,608
CSX Corp.	1,162,280	106,406,734
J.B. Hunt Transport Services, Inc.	134,398	19,739,034
Kansas City Southern	27,975	5,940,212
Knight-Swift Transportation Holdings, Inc. Class A	228,530	9,872,496
Lyft, Inc. (a)	983,085	54,757,835
Norfolk Southern Corp.	957,780	241,418,027
Old Dominion Freight Lines, Inc.	137,230	29,472,887
Ryder System, Inc.	35,005	2,372,289
Uber Technologies, Inc. (a)	606,961	31,410,232
Union Pacific Corp.	764,132	157,380,627
		666,758,981
Trading Companies & Distributors - 0.1%
Beijer Ref AB (B Shares)	3,900	165,073
Fastenal Co.	105,161	4,876,316
United Rentals, Inc. (a)	95,402	28,370,647
W.W. Grainger, Inc.	88,222	32,881,222
		66,293,258

TOTAL INDUSTRIALS		4,225,646,969

INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	6,112	1,710,382
Ciena Corp. (a)	109,300	5,702,181
Cisco Systems, Inc.	5,708,663	256,147,709
CommScope Holding Co., Inc. (a)	950,724	13,871,063
F5 Networks, Inc. (a)	203,148	38,594,057
Juniper Networks, Inc.	242,600	5,647,728
Motorola Solutions, Inc.	210,963	37,019,787
		358,692,907
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	336,550	42,297,604
Arrow Electronics, Inc. (a)	392,887	39,390,851
CDW Corp.	225,267	35,342,140
Corning, Inc.	395,200	15,112,448
Flex Ltd. (a)	1,210,500	22,018,995
Insight Enterprises, Inc. (a)	26,100	2,181,699
IPG Photonics Corp. (a)	13,813	3,140,386
Jabil, Inc.	912,981	39,413,390
Keysight Technologies, Inc. (a)	103,001	14,576,702
Trimble, Inc. (a)	151,407	11,225,315
Vishay Intertechnology, Inc.	618,200	14,756,434
Vontier Corp. (a)	60,989	1,915,055
Zebra Technologies Corp. Class A (a)	3,507	1,751,501
		243,122,520
IT Services - 3.9%
Accenture PLC Class A	428,294	107,458,965
Akamai Technologies, Inc. (a)	191,024	18,051,768
Amadeus IT Holding SA Class A (a)	25,300	1,766,377
Amdocs Ltd.	324,656	24,612,171
Automatic Data Processing, Inc.	79,010	13,749,320
Booz Allen Hamilton Holding Corp. Class A	249,887	19,276,283
Broadridge Financial Solutions, Inc.	12,204	1,738,948
Capgemini SA	73,500	11,807,932
Cognizant Technology Solutions Corp. Class A	996,299	73,208,051
CSG Systems International, Inc.	185,800	8,574,670
DXC Technology Co.	257,854	6,503,078
Edenred SA	25,807	1,428,897
Fidelity National Information Services, Inc.	762,303	105,197,842
Fiserv, Inc. (a)	969,816	111,887,672
FleetCor Technologies, Inc. (a)	351,210	97,394,045
Gartner, Inc. (a)	37,882	6,782,393
Genpact Ltd.	409,713	16,568,794
Global Payments, Inc.	395,879	78,380,083
GoDaddy, Inc. (a)	37,800	3,066,336
IBM Corp.	406,030	48,289,148
Jack Henry & Associates, Inc.	29,251	4,342,018
Leidos Holdings, Inc.	531,151	46,980,306
Liveramp Holdings, Inc. (a)	37,000	2,336,920
MasterCard, Inc. Class A	1,291,697	457,066,983
MongoDB, Inc. Class A (a)	1,800	694,674
PayPal Holdings, Inc. (a)	1,037,782	269,667,653
Sabre Corp.	79,500	1,167,855
Shopify, Inc. (a)	15,323	19,628,303
Snowflake Computing, Inc.	29,987	7,782,826
The Western Union Co.	399,100	9,267,102
Twilio, Inc. Class A (a)	1,058	415,667
Unisys Corp. (a)	145,800	3,579,390
VeriSign, Inc. (a)	156,003	30,269,262
Visa, Inc. Class A	2,526,540	536,611,831
Wix.com Ltd. (a)	4,800	1,673,136
		2,147,226,699
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (a)	2,289,195	193,459,869
Analog Devices, Inc.	808,907	126,043,889
Applied Materials, Inc.	1,478,736	174,771,808
Array Technologies, Inc.	174,424	6,467,642
ASML Holding NV	26,790	15,192,341
Broadcom, Inc.	529,591	248,838,923
Cirrus Logic, Inc. (a)	54,450	4,452,921
eMemory Technology, Inc.	40,000	1,169,591
Enphase Energy, Inc. (a)	9,157	1,612,181
Intel Corp.	2,889,036	175,595,608
KLA Corp.	75,152	23,389,557
Lam Research Corp.	248,989	141,224,071
Marvell Technology Group Ltd.	308,103	14,875,213
Maxim Integrated Products, Inc.	194,638	18,134,422
Microchip Technology, Inc.	533,551	81,435,889
Micron Technology, Inc. (a)	1,602,327	146,660,990
Monolithic Power Systems, Inc.	18,983	7,109,513
NVIDIA Corp.	778,548	427,095,862
NXP Semiconductors NV	930,361	169,837,401
ON Semiconductor Corp. (a)	442,300	17,811,421
Qorvo, Inc. (a)	131,975	23,059,992
Qualcomm, Inc.	2,020,989	275,238,492
Semtech Corp. (a)	22,200	1,627,482
SiTime Corp. (a)	2,100	204,603
Skyworks Solutions, Inc.	32,821	5,836,230
Teradyne, Inc.	151,357	19,466,024
Texas Instruments, Inc.	1,343,121	231,379,455
Xilinx, Inc.	273,937	35,693,991
		2,587,685,381
Software - 7.0%
Adobe, Inc. (a)	539,880	248,166,640
ANSYS, Inc. (a)	104,000	35,462,960
Atlassian Corp. PLC (a)	51,900	12,336,630
Autodesk, Inc. (a)	425,021	117,305,796
CDK Global, Inc.	58,500	2,933,190
Ceridian HCM Holding, Inc. (a)	295,168	26,464,763
Citrix Systems, Inc.	245,007	32,728,035
Cognyte Software Ltd. (a)	230,379	6,651,042
Coupa Software, Inc. (a)	73,929	25,598,656
Digital Turbine, Inc. (a)	39,200	3,236,744
Dynatrace, Inc. (a)	23,643	1,176,476
Elastic NV (a)	94,400	12,686,416
Envestnet, Inc. (a)	100	6,402
Fortinet, Inc. (a)	77,505	13,086,719
Intuit, Inc.	383,086	149,457,172
j2 Global, Inc. (a)	164,500	18,322,010
LivePerson, Inc. (a)	17,474	1,146,644
Microsoft Corp.	8,882,547	2,064,126,272
NortonLifeLock, Inc.	2,259,376	44,080,426
Nuance Communications, Inc. (a)	268,500	11,975,100
Nutanix, Inc. Class A (a)	308,290	9,336,563
Oracle Corp.	4,939,911	318,673,659
Palo Alto Networks, Inc. (a)	80,713	28,920,275
Paylocity Holding Corp. (a)	80,089	15,312,216
PTC, Inc. (a)	12,212	1,672,311
Rapid7, Inc. (a)	50,900	3,880,616
RingCentral, Inc. (a)	4,600	1,739,536
Salesforce.com, Inc.(a)	1,658,565	359,079,323
SAP SE sponsored ADR (b)	62,836	7,750,821
ServiceNow, Inc. (a)	8,671	4,625,632
Splunk, Inc. (a)	163,300	23,353,533
SS&C Technologies Holdings, Inc.	90,343	5,987,934
SVMK, Inc. (a)	703,500	13,099,170
Synopsys, Inc. (a)	111,358	27,306,095
Technology One Ltd.	447,913	2,915,711
Tyler Technologies, Inc. (a)	10,104	4,682,396
Verint Systems, Inc. (a)	82,400	4,061,496
Viant Technology, Inc.	10,500	520,695
VMware, Inc. Class A (a)(b)	112,659	15,570,600
Workday, Inc. Class A (a)	451,849	110,784,338
Yext, Inc. (a)	545,500	9,229,860
Zendesk, Inc. (a)	10,700	1,563,698
Zoom Video Communications, Inc. Class A (a)	11,855	4,429,147
		3,801,443,718
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	13,675,429	1,658,282,521
Hewlett Packard Enterprise Co.	2,411,900	35,117,264
HP, Inc.	2,779,763	80,529,734
NCR Corp. (a)	312,300	10,855,548
NetApp, Inc.	157,900	9,884,540
Samsung Electronics Co. Ltd.	143,910	10,529,767
Seagate Technology LLC	969,619	71,005,199
Western Digital Corp.	39,600	2,713,788
Xerox Holdings Corp.	386,650	9,851,842
		1,888,770,203

TOTAL INFORMATION TECHNOLOGY		11,026,941,428

MATERIALS - 2.2%
Chemicals - 1.3%
Albemarle Corp. U.S.	45,500	7,153,055
Amyris, Inc. (a)(b)	555,200	7,661,760
Cabot Corp.	215,400	10,604,142
Celanese Corp. Class A	366,978	50,976,914
CF Industries Holdings, Inc.	147,970	6,700,082
Corteva, Inc.	647,000	29,212,050
Dow, Inc.	177,676	10,537,964
DuPont de Nemours, Inc.	91,372	6,425,279
Eastman Chemical Co.	787,718	86,066,069
Ecolab, Inc.	96,892	20,285,309
FMC Corp.	130,720	13,292,917
Huntsman Corp.	1,026,100	28,012,530
Ingevity Corp. (a)	136,575	9,489,231
International Flavors & Fragrances, Inc.	130,462	17,678,906
LG Chemical Ltd.	1,640	1,208,700
Linde PLC	586,494	143,262,889
Livent Corp. (a)	16,093	299,652
LyondellBasell Industries NV Class A	702,600	72,431,034
Nutrien Ltd.	33,014	1,781,967
PPG Industries, Inc.	311,750	42,030,135
RPM International, Inc.	402,165	32,028,421
Sherwin-Williams Co.	89,228	60,705,378
The Chemours Co. LLC	353,000	8,306,090
The Mosaic Co.	348,831	10,255,631
The Scotts Miracle-Gro Co. Class A	10,700	2,280,705
Valvoline, Inc.	749,085	18,697,162
Westlake Chemical Corp.	157,098	13,446,018
		710,829,990
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	153,230	51,618,590
Summit Materials, Inc. (a)	495,100	13,719,221
Vulcan Materials Co.	140,377	23,441,555
		88,779,366
Containers & Packaging - 0.5%
Amcor PLC	1,108,800	12,130,272
Avery Dennison Corp.	38,100	6,675,501
Ball Corp.	111,485	9,519,704
Berry Global Group, Inc. (a)	981,286	54,363,244
Crown Holdings, Inc.	510,515	48,784,813
Graphic Packaging Holding Co.	840,975	13,346,273
International Paper Co.	998,843	49,592,555
O-I Glass, Inc.	154,700	1,806,896
Packaging Corp. of America	275,559	36,379,299
Sealed Air Corp.	766,839	32,130,554
Sonoco Products Co.	48,200	2,871,274
WestRock Co.	885,856	38,614,463
		306,214,848
Metals & Mining - 0.2%
BHP Billiton Ltd. sponsored ADR (b)	61,291	4,652,600
Freeport-McMoRan, Inc.	1,035,524	35,114,619
Newmont Corp.	392,296	21,333,056
Nucor Corp.	373,002	22,312,980
Reliance Steel & Aluminum Co.	136,200	18,005,640
Steel Dynamics, Inc.	148,700	6,182,946
		107,601,841
Paper & Forest Products - 0.0%
Schweitzer-Mauduit International, Inc.	240,600	11,236,020

TOTAL MATERIALS		1,224,662,065

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.	64,527	10,304,317
American Homes 4 Rent Class A	422,314	13,150,858
American Tower Corp.	462,392	99,936,783
Apartment Income (REIT) Corp.	181,767	7,430,635
AvalonBay Communities, Inc.	176,876	31,085,957
Brandywine Realty Trust (SBI)	767,000	9,380,410
Brixmor Property Group, Inc.	691,815	13,614,919
Camden Property Trust (SBI)	75,800	7,894,570
Corporate Office Properties Trust (SBI)	61,300	1,593,800
Crown Castle International Corp.	116,948	18,214,651
CubeSmart	88,400	3,267,264
Digital Realty Trust, Inc.	37,300	5,025,429
Douglas Emmett, Inc.	52,300	1,712,825
Duke Realty Corp.	130,508	5,122,439
EastGroup Properties, Inc.	60,558	8,242,549
Equinix, Inc.	77,191	50,046,013
Equity Lifestyle Properties, Inc.	231,777	14,289,052
Equity Residential (SBI)	203,552	13,314,336
Extra Space Storage, Inc.	56,073	7,048,376
Federal Realty Investment Trust (SBI)	108,640	10,991,109
Host Hotels & Resorts, Inc.	133,600	2,216,424
Invitation Homes, Inc.	68,700	2,001,918
Kilroy Realty Corp.	61,400	3,896,444
Kimco Realty Corp.	787,937	14,442,885
Lamar Advertising Co. Class A	35,427	3,067,624
Lexington Corporate Properties Trust	170,800	1,830,976
Mid-America Apartment Communities, Inc.	159,627	21,506,546
Omega Healthcare Investors, Inc.	439,500	16,323,030
Outfront Media, Inc.	323,069	6,551,839
Paramount Group, Inc.	715,000	6,628,050
Park Hotels & Resorts, Inc.	418,700	9,106,725
Piedmont Office Realty Trust, Inc. Class A	784,400	13,381,864
Potlatch Corp.	20,195	1,024,896
Prologis (REIT), Inc.	1,256,418	124,473,331
Public Storage	192,259	44,977,070
Rayonier, Inc.	453,373	14,798,095
SBA Communications Corp. Class A	138,088	35,230,391
Service Properties Trust	584,000	7,498,560
Simon Property Group, Inc.	103,470	11,683,832
SITE Centers Corp.	166,350	2,219,109
Sun Communities, Inc.	248,781	37,802,273
Ventas, Inc.	673,446	35,625,293
VEREIT, Inc.	497,660	19,408,740
VICI Properties, Inc.	55,200	1,573,200
Welltower, Inc.	334,359	22,702,976
Weyerhaeuser Co.	1,113,277	37,706,692
		829,345,075
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	551,413	41,780,563
Cushman & Wakefield PLC (a)	252,100	3,902,508
Jones Lang LaSalle, Inc. (a)	46,400	8,072,672
Opendoor Technologies, Inc. (a)(b)	390,119	10,931,134
		64,686,877

TOTAL REAL ESTATE		894,031,952

UTILITIES - 1.6%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	494,901	37,043,340
Duke Energy Corp.	128,878	11,030,668
Edison International	254,679	13,750,119
Entergy Corp.	331,328	28,762,584
Evergy, Inc.	391,245	20,982,469
Exelon Corp.	1,490,700	57,541,020
FirstEnergy Corp.	520,912	17,263,024
NextEra Energy, Inc.	2,944,467	216,359,435
NRG Energy, Inc.	954,108	34,834,483
OGE Energy Corp.	94,000	2,751,380
PG&E Corp. (a)	374,018	3,930,929
Pinnacle West Capital Corp.	220,910	15,448,236
PPL Corp.	69,800	1,828,062
Southern Co.	1,030,690	58,460,737
Xcel Energy, Inc.	863,648	50,601,136
		570,587,622
Gas Utilities - 0.0%
Atmos Energy Corp.	38,549	3,261,631
UGI Corp.	147,300	5,643,063
		8,904,694
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP (b)	19,400	1,409,216
Sunnova Energy International, Inc. (a)	21,900	981,996
The AES Corp.	737,067	19,576,500
Vistra Corp.	1,383,400	23,863,650
		45,831,362
Multi-Utilities - 0.5%
Ameren Corp.	811,131	56,998,175
CenterPoint Energy, Inc.	478,603	9,304,042
Dominion Energy, Inc.	323,694	22,114,774
DTE Energy Co.	179,800	21,166,056
MDU Resources Group, Inc.	780,700	21,937,670
NiSource, Inc.	405,018	8,748,389
Public Service Enterprise Group, Inc.	939,397	50,567,741
Sempra Energy	535,303	62,084,442
WEC Energy Group, Inc.	131,300	10,588,032
		263,509,321

TOTAL UTILITIES		888,832,999

TOTAL COMMON STOCKS
(Cost $25,944,188,048)		44,503,324,582

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(d)(e)
(Cost $1,468,003)	32,084	976,618

Equity Funds - 17.4%
Large Blend Funds - 6.6%
Fidelity SAI U.S. Large Cap Index Fund (f)	108,460,997	2,165,966,115
Fidelity SAI U.S. Low Volatility Index Fund (f)	72,274,062	1,165,780,624
PIMCO StocksPLUS Absolute Return Fund Institutional Class	23,140,982	295,278,924

TOTAL LARGE BLEND FUNDS		3,627,025,663

Large Growth Funds - 8.7%
Fidelity Growth Company Fund (f)	110,487,574	3,758,787,267
Fidelity SAI U.S. Momentum Index Fund (f)	1,765,283	29,868,593
Fidelity SAI U.S. Quality Index Fund (f)	57,548,412	924,227,503

TOTAL LARGE GROWTH FUNDS		4,712,883,363

Mid-Cap Blend Funds - 0.6%
Fidelity Mid Cap Index Fund (f)	11,520,456	327,641,780
Mid-Cap Growth Funds - 1.5%
Janus Henderson Enterprise Fund	5,060,125	806,685,085
TOTAL EQUITY FUNDS
(Cost $5,820,335,570)		9,474,235,891

Other - 0.0%
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (f)
(Cost $6,768,588)	858,825	9,687,545

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.11% 3/25/21 (g)
(Cost $5,799,612)	5,800,000	5,799,879

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.07% (h)	39,199,431	39,207,271
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)	142,101,202	142,115,413
Invesco Government & Agency Portfolio Institutional Class .03% (j)	567,037,380	567,037,380
TOTAL MONEY MARKET FUNDS
(Cost $748,358,474)		748,360,064
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $32,526,918,295)		54,742,384,579
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(221,261,706)
NET ASSETS - 100%		$54,521,122,873

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	167	March 2021	$31,806,820	$1,277,440	$1,277,440

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,569,291 or 0.0% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,395,118 or 0.0% of net assets.

 (e) Level 3 security

 (f) Affiliated Fund

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,966,959.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$1,468,003
Vertiv Holdings LLC	2/6/20	$4,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,069
Fidelity Securities Lending Cash Central Fund	894,312
Total	$903,381

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$--	$318,557,044	$416,500,000	$318,557,042	$74,738,851	$2,561,114,897	$3,758,787,267
Fidelity Mid Cap Index Fund	--	8,298,009	150,000,000	8,298,009	27,701,291	103,221,376	327,641,780
Fidelity SAI Inflation-Focused Fund	--	74,085	--	74,086	--	2,918,958	9,687,545
Fidelity SAI U.S. Large Cap Index Fund	--	2,585,746,796	1,622,832,955	46,191,931	17,704,963	235,896,880	2,165,966,115
Fidelity SAI U.S. Low Volatility Index Fund	--	489,144,472	--	9,144,471	--	109,002,261	1,165,780,624
Fidelity SAI U.S. Momentum Index Fund	--	347,007	--	347,008	--	2,514,838	29,868,593
Fidelity SAI U.S. Quality Index Fund	--	51,536,345	560,000,000	51,536,345	184,562,136	356,655,101	924,227,503
Fidelity SAI U.S. Value Index Fund	--	--	91,205,300	--	13,347,569	--	--
Total	$--	$3,453,703,758	$2,840,538,255	$434,148,892	$318,054,810	$3,371,324,311	$8,381,959,427

 (a) Excludes the value of securities received and delivered through merger transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus report.

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